Consolidated Balance Sheets Parenthetical (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Investment securities held-to-maturity, fair value	$ 4,000	$ 502
Stockholders' Equity
Common stock, par value	$ 2.00	$ 2.00
Common stock, shares authorized	7,500,000	7,500,000
Common stock, shares issued	4,923,286	4,921,786
Treasury stock, shares	466,082	466,082